Federated Hermes MDT Large Cap Growth Fund N-1A Cover	Jul. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Federated Hermes MDT Series
Entity Central Index Key	0001363526
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Prospectus Date	Sep. 30, 2025